Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

14. Subsequent events

(a)   Dividends: On July 24, 2024, the board of directors of the Partnership declared a cash distribution of $0.15 per common unit for the second quarter of 2024. The second quarter common unit cash distribution was paid on August 12, 2024, to unit holders of record on August 6, 2024.

(b)   Partnership’s conversion into corporation and name change: On August 2, 2024, the Partnership announced its conversion from a Marshall Islands limited partnership to a Marshall Islands corporation and its name change from Capital Product Partners L.P. to Capital Clean Energy Carriers Corp. (the “CCEC” or “Company”). The conversion and the name change were approved by the majority of the Partnership’s unitholders, the conflicts committee of the Partnership’s board of directors, the Partnership’s full board of directors and the Partnership’s CGP and completed on August 26, 2024. As a result of the Conversion the Company’s common shares are trading on the Nasdaq Global Select Market under the name “Capital Clean Energy Carriers Corp.” with the ticker symbol CCEC and the following changes to the capital structure and corporate governance, among others, occurred.

•	CPP, a Marshall Islands limited partnership, was converted to CCEC, a Marshall Islands corporation.
•	Each common unit of CPP issued and outstanding immediately prior to the conversion was converted into one common share of CCEC with a par value of $0.01 per share (the “Common Shares”).
•	The CGP units and its incentive distribution rights issued and outstanding immediately prior to the conversion was converted into an aggregate 3,500,000 Common Shares. Following the conversion, CMTC and its affiliates hold in aggregate approximately 59.0% of the outstanding Common Shares.
•	CGP gave up its existing management and consent rights with respect to CPP, including its right to appoint three directors to CPP’s board of directors and its veto rights over, among other things, approval of mergers, consolidations and other significant corporate transactions and amendments to CPP’s governing documents.
•	Following the conversion, the board of directors consist of eight directors, a majority of which are “independent” in accordance with Nasdaq rules.

14. Subsequent events – Continued

(b)   Partnership’s conversion into corporation and name change Continued:

•	Until CMTC and its affiliates cease to own at least 25% of the outstanding Common Shares, CMTC and its affiliates will have the right to nominate three out of the eight directors to the board. If the holdings of CMTC and its affiliates fall below 25% but remain above 15% of the outstanding Common Shares, CMTC and its affiliates thereafter will have the right to nominate two out of eight directors to the board. If the holdings of CMTC and its affiliates fall below 15% but remain above 5% of the outstanding Common Shares, CMTC and its affiliates thereafter will have the right to nominate one out of eight directors to the board. If the holdings of CMTC and its affiliates fall below 5%, CMTC thereafter will no longer have any rights to nominate directors to the board. The remaining members of the board of directors will be nominated by CCEC’s nominating committee and all directors will be elected by majority vote of the holders of Common Shares (including CMTC and its affiliates), other than in a contested election, in which the election of directors will be by a plurality vote.

(c) Refinancing of the two “2021 CMBFL - LNG/C”: On August 23, 2024, the Partnership entered into two separate sale and lease back agreements with subsidiaries of the Bank of Communications Financial Leasing Co., Ltd (“Bocomm”) for the LNG/C Asklipios and the LNG/C Attalos for an amount of $162,500 each with the purpose of refinancing the then outstanding balance of both vessels of $250,365 under the sale and lease back arrangements that the companies owning the vessels had entered into with CMB Financial Leasing Co., Ltd (“CMBFL”) in 2021. The new sale and lease back agreements have remaining durations, starting from August 29, 2024, when the refinancing took place, of 7 years.

(d)      Sale of vessels: On September 12, 2024, the Partnership entered into five separate MOAs with a third party for the sale of the M/V Hyundai Premium, the M/V Hyundai Paramount, the M/V Hyundai Privilege, the M/V Hyundai Prestige and the M/V Hyundai Platinum, (each 63,010 DWT/ 5,023 TEU, container vessel, built 2013, Hyundai Heavy Industries Co., Ltd., S. Korea). The five vessels met the criteria to be classified as held for sale. At that time the vessels’ fair values less costs to sell exceeded their carrying amount of $175,711 including the unamortized portion of the above market acquired charters, so no impairment charges were recognized in the Partnership’s records. The vessels are expected to be delivered to their new owner progressively between November 2024 and January 2025.